Share-based payments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based payments
Share-based payments

12Share-based payments

Scheme details and movements

On September 11, 2020, the VAGL implemented an Enterprise Management Incentive (“EMI”) scheme. An EMI scheme is a tax advantaged share scheme that can be operated by qualifying companies. The scheme comprised options over B ordinary shares which are exercisable over a set period, dependent upon when the employee joined the scheme.

On March 15, 2022 the scheme was modified. This modification reflects the revised capital structure of the Company following completion of the Business Combination transaction. As part of this modification, all option holders exchanged their options held in VAGL for newly issued options in the Company. This modification resulted in a charge of £6,545 thousand, which is reflected in this financial information.

12Share-based payments (continued)

The movements in the number of EMI share options during the period were as follows:

	June 30,	December 31,
	2022	2021
	Number	Number
Outstanding, start of period	19,670	16,817
Granted during the period	—	3,147
Grant arising due to scheme modification	23,213,933	—
Forfeited during the period	(1,576,948)	(294)
Outstanding, end of period	21,656,655	19,670

In addition, Marcus Waley-Cohen (MWC) was granted 2,000,000 options during the period ending December 31, 2021.

The original EMI share options granted were all granted prior to March 31, 2021. The modification that occurred on March 15, 2022 resulted in 23,213,933 additional replacement options being granted.

The movements in the weighted average exercise price of share options during the period were as follows:

	June 30,	December 31,
	2022	2021
	£	£
Outstanding, start of period	308.06	143.28
Granted during the period	—	1,178.94
Grant arising due to scheme modification	0.23	—
Forfeited during the period	0.83	204.00
Outstanding, end of period	0.19	308.06

The exercise price of share options granted during the period is based upon the modification of the scheme to reflect the revised capital structure of the Company.

Outstanding share options

Details of share options outstanding at the end of the period are as follows:

	June 30,	December 31,
	2022	2021
Weighted average exercise price (£)	0.19	308.06
Number of share options outstanding	21,656,655	19,670
Expected weighted average remaining vesting period (years)	2.64	1.12

The number of options which were exercisable at June 30, 2022 were 9,594,507 (December 31, 2021: 7,715) with exercise prices ranging from £0.03 to £1.18.

12Share-based payments (continued)

Fair value of options granted

The weighted average fair value per option of options granted during the period at measurement date was £0.52 (December 31, 2021: £31.97).

The option pricing model used was Black Scholes and the main inputs are set out in the table below.

	June 30,	December 31,
	2022	2021
Average share price at date of grant (£)	5.38	492.42
Expected volatility (%)	50.00	50.00
Vesting period in years	2.75	4.00
Risk-free interest rate (%)	1.25	0.28

Volatility

Given the lack of share price history, volatility has been estimated with reference to other industry competitors, on a listed stock market, with a premium attached for various uncertainties.

Share based payments charge

During the period, a charge of £6,465 thousand was recognised within other reserves and £80 thousand within retained earnings for equity settled share-based payment transactions in relation to employees (June 30, 2021: £76 thousand). An additional £749 thousand was recognised with respect to third parties. Refer to note 5 Expenses by nature.

23Share-based payments

Scheme details and movements

On September 11, 2020, the VAGL implemented an Enterprise Management Incentive (“EMI”) scheme. An EMI scheme is a tax advantaged share scheme that can be operated by qualifying companies. The scheme comprised options over B ordinary shares which are exercisable over a set period, dependent upon when the employee joined the scheme.

This scheme remained in existence as at December 31, 2021 and therefore the number and fair value of options presented in note 23 relate solely to this scheme.

Subsequent to the year ended December 31, 2021 the scheme was modified. This modification reflects the revised capital structure of the Company following completion of the Business Combination transaction. As part of this modification, all option holders exchanged their options held in VAGL for newly issued options in the Company.

Also subsequent to the year ended December 31, 2021, the Board of Directors adopted the 2021 Incentive Award Plan in order to facilitate the grant of cash and equity incentives, which is essential to our long-term success.

The impact of the modification of the EMI scheme and the adoption of the 2021 Inventive Aware Plan is not reflected in these financial statements as both of these events occurred subsequent to the year ended December 31, 2021.

During the year ended December 31, 2021 a total of 2,000,000 private options were awarded to Marcus Waley-Cohen. For more details see note 21 and note 27.

23Share-based payments (continued)

The movements in the number of EMI share options during the year were as follows:

	December 31,	December 31,
	2021	2020
	Number	Number
Outstanding, start of period	16,817	—
Granted during the period	3,147	16,817
Forfeited during the period	(294)	—
Outstanding, end of period	19,670	16,817

The EMI share options granted were all granted prior to March 31, 2021, after which no new grants were made.

The movements in the weighted average exercise price of share options during the year were as follows:

	December 31,	December 31,
	2021	2020
	£	£
Outstanding, start of period	143.28	—
Granted during the period	1,178.94	143.28
Forfeited during the period	204.00	—
Outstanding, end of period	308.06	143.28

The exercise price of share options granted during the year is based upon the valuation of VAGL in contemplation of the Business Combination and the number of VAGL shares issued and outstanding at the time of grant.

Outstanding share options

Details of share options outstanding at the end of the year are as follows:

	31 December	31 December
	2021	2020
Weighted average exercise price (£)	308.06	143.28
Number of share options outstanding	19,670	16,817
Expected weighted average remaining vesting period (years)	1.12	1.13

The number of options which were exercisable at December 31, 2021 was 7,715 (2020: 7,635) with exercise prices ranging from £38.22 to £1,298.49.

The range in exercise price reflects the valuation of VAGL as at the date when the respective options were granted.

Fair value of options granted

The weighted average fair value per option of options granted during the period at measurement date was £31.97 (2020: £6.70).

23Share-based payments (continued)

The option pricing model used was Black Scholes and the main inputs are set out in the table below. The date of grant of the options was between September 11, 2020 and March 12, 2021.

	December 31,	December 31,
	2021	2020
Average share price at date of grant (£)	492.42	40.36
Expected volatility (%)	50.00	50.00
Vesting period in years	4	1
Dividends	—	—
Option life in years	4.25	4.00
Risk-free interest rate (%)	0.28	(0.13)

The change in vesting period from December 31, 2020 to December 31, 2021 reflects the terms of the newly granted EMI share options during 2021.

Volatility

Given the lack of share price history and volatility, the volatility has been estimated with reference to other industry competitors, on a listed stock market, with a premium attached for the uncertainty around an unlisted investment.

Share based payments charge

During the year, a charge of £156 thousand was recognised for equity settled share-based payment transactions (2020: £96 thousand). Refer to note 7 Expenses by nature.